Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1998

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
November 16, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
FOR WHICH THAT REQUEST EXPIRED ON November 15, 1999.


CHECK HERE IF AMENDMENT ( X );  AMENDMENT NUMBER: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) ADDS NEW HOLDINGS ENTRIES
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York          June 3, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:             7

Form 13F Information Table Value Total:         $          87,163
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA WEST HLDG CORP         CL B             023657208    14476  1206359 SH       DEFINED 03            1206359        0        0
AVTEAM INC                     CL A             054527205     6545  1138260 SH       DEFINED 03            1138260        0        0
JACOR COMMUNUNICATIONS INC     WT EXP  091801   469858138    36307  6541813 SH       DEFINED 03                  0        0        0
LOEWS CINEPLEX ENTMT CORP      COM              540423100     8530  1218595 SH       DEFINED 03            1218595        0        0
NORTHEAST OPTIC NETWORK INC    COM              664334109     8910  1272921 SH       DEFINED 03            1272921        0        0
PILOT NETWORK SVCS INC         COM              721596104     3567   713381 SH       DEFINED 03             713381        0        0
SAUER INC                      COM              804137107     8828  1261100 SH       DEFINED 03            1261100        0        0